AMG GW&K Muni Income ETF
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Principal Amount	Value
Municipal Bonds - 94.2%
Alabama - 7.0%
Alabama Public School and College Authority, Series A 4.000%, 11/01/40	$200,000	$199,830
County of Jefferson Sewer Revenue 5.500%, 10/01/53	325,000	337,924
Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	335,000	355,458
Southeast Energy Authority A Cooperative District, Series H 5.000%, 11/01/35	340,000	355,062

Total Alabama		1,248,274
Arizona - 2.3%
City of Phoenix Civic Improvement Corp., Series B 4.000%, 07/01/39	290,000	278,384
The Industrial Development Authority of the County of Pima 4.000%, 04/01/46	150,000	129,850

Total Arizona		408,234
California - 1.3%
Los Angeles Department of Water & Power, Series B 5.000%, 07/01/34	200,000	224,275
Colorado - 1.2%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/34	200,000	209,264
Florida - 13.0%
Capital Trust Authority, Series A1 5.000%, 12/01/30	180,000	194,382
County of Lee FL Airport Revenue, Series 1 5.000%, 10/01/36	125,000	136,782
County of Lee FL Airport Revenue, Series 2 5.000%, 10/01/56	200,000	214,355
County of Miami-Dade Florida Seaport Department, Series 1, (AG) 4.000%, 10/01/45	340,000	308,282
Greater Orlando Aviation Authority 5.500%, 11/01/37	250,000	260,434
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	160,000	135,077
JEA Electric System Revenue, Series B 4.000%, 10/01/37	415,000	416,163
Miami-Dade County Educational Facilities Authority, Series A 5.000%, 04/01/44	330,000	345,827
	Principal Amount	Value

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	$175,000	$170,593
Village Community Development District No 16 5.125%, 05/01/56	150,000	144,916

Total Florida		2,326,811
Illinois - 9.5%
Chicago O'Hare International Airport, Series E 5.000%, 01/01/30	335,000	357,076
Chicago Transit Authority Sales Tax Receipts Fund, Series A 5.000%, 12/01/43	290,000	311,941
State of Illinois Sales Tax Revenue, Series A 5.000%, 06/15/34	220,000	245,099
State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/38	175,000	188,623
State of Illinois, Series A,
5.000%, 05/01/36	165,000	168,748
5.250%, 12/01/30	100,000	103,229

State of Illinois, Series B,
4.000%, 11/01/36	175,000	171,124
5.000%, 05/01/35	140,000	150,017

Total Illinois		1,695,857
Indiana - 1.5%
Indiana Finance Authority, Series A,
4.000%, 02/01/36	115,000	116,792
5.000%, 07/01/54	165,000	159,248

Total Indiana		276,040
Iowa - 0.9%
State of Iowa, Series A 5.000%, 06/01/27	155,000	155,620
Massachusetts - 3.7%
Massachusetts Development Finance Agency 5.250%, 07/01/52	275,000	264,409
Massachusetts Development Finance Agency, Series A 5.500%, 10/01/44	375,000	399,074

Total Massachusetts		663,483
Michigan - 0.9%
Michigan State Housing Development Authority, Series D 4.750%, 12/01/34	160,000	162,618
New Jersey - 3.2%
New Jersey Transportation Trust Fund Authority, Series A 4.000%, 06/15/34	200,000	205,945
New Jersey Transportation Trust Fund Authority, Series AA 4.000%, 06/15/42	365,000	356,734

Total New Jersey		562,679

AMG GW&K Muni Income ETF
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 12.9%
Metropolitan Transportation Authority, Series A 5.000%, 11/15/31	$200,000	$222,141
Metropolitan Transportation Authority, Series D 4.000%, 11/15/32	140,000	140,562
New York State Dormitory Authority, Series A 5.000%, 07/01/33	165,000	178,214
New York Transportation Development Corp.,
4.000%, 10/31/34	375,000	376,349
4.000%, 12/01/39	260,000	249,293
5.000%, 10/01/40	350,000	354,931
6.000%, 06/30/55	400,000	420,653

New York Transportation Development Corp., Series A 5.500%, 12/31/54	215,000	216,491
Triborough Bridge & Tunnel Authority, Series A 5.000%, 11/15/28	140,000	140,320

Total New York		2,298,954
North Dakota - 2.4%
North Dakota Housing Finance Agency, Series C 4.700%, 07/01/45	425,000	423,977
Pennsylvania - 11.4%
City of Philadelphia, Series A 4.000%, 05/01/37	195,000	196,899
Commonwealth Financing Authority, (AG)
4.000%, 06/01/39	375,000	360,292
5.000%, 06/01/34	115,000	118,902

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/35	255,000	276,293
Pennsylvania Housing Finance Agency, Series A,
4.600%, 10/01/45	250,000	249,324
5.000%, 10/01/50	200,000	200,947

Pennsylvania Turnpike Commission, Series B2 4.000%, 06/01/38	200,000	200,503
Philadelphia Gas Works Co. 5.000%, 10/01/32	425,000	429,832

Total Pennsylvania		2,032,992
Rhode Island - 5.2%
Rhode Island Commerce Corp., Series B,
5.000%, 06/15/27	180,000	180,776
5.000%, 06/15/29	290,000	291,271

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	230,000	225,455
Rhode Island Health and Educational Building Corp., Series B 5.000%, 05/15/31	220,000	236,952

Total Rhode Island		934,454
	Principal Amount	Value
South Carolina - 3.1%
South Carolina Public Service Authority, Series A,
4.000%, 12/01/35	$250,000	$254,351
4.000%, 12/01/43	305,000	290,038

Total South Carolina		544,389
Tennessee - 0.9%
Tennessee Energy Acquisition Corp., Series A 5.000%, 05/01/53	150,000	154,719
Texas - 9.3%
Central Texas Turnpike System, Series C 5.000%, 08/15/39	300,000	325,813
City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.000%, 09/01/38	400,000	441,373
Lower Colorado River Authority,
5.000%, 05/15/36	175,000	185,006
5.000%, 05/15/37	150,000	152,245

Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	400,000	387,304
Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/37	180,000	175,547

Total Texas		1,667,288
Utah - 1.2%
Intermountain Power Agency 5.000%, 07/01/41	195,000	207,107
Wisconsin - 3.3%
Public Finance Authority 6.500%, 06/30/60	200,000	217,901
Public Finance Authority, Series A 5.000%, 06/01/41[1]	375,000	375,308

Total Wisconsin		593,209

Total Municipal Bonds (Cost $17,032,881)		16,790,244
Short-Term Investments - 2.5%
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $455,042 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $464,133)	455,000	455,000

Total Short-Term Investments (Cost $455,000)		455,000
Total Investments - 96.7% (Cost $17,487,881)		17,245,244
Other Assets, less Liabilities - 3.3%		582,182
Net Assets - 100.0%		$17,827,426

AMG GW&K Muni Income ETF
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of this security amounted to $375,308 or 2.1% of net assets.

AG	Assured Guaranty
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$16,790,244	—	$16,790,244
Short-Term Investments
Repurchase Agreements	—	455,000	—	455,000
Total Investments in Securities	—	$17,245,244	—	$17,245,244

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.